Operating Segments - Summary of External Revenue by Location of Customers (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of geographical areas [line items]
Revenue	€ 75,931	€ 91,893
Percentage of entity's revenue	100.00%	100.00%
SPAIN
Disclosure of geographical areas [line items]
Revenue	€ 12,801	€ 11,484
Percentage of entity's revenue	17.00%	12.00%
UNITED STATES
Disclosure of geographical areas [line items]
Revenue	€ 18,899	€ 13,399
Percentage of entity's revenue	25.00%	15.00%
ITALY
Disclosure of geographical areas [line items]
Revenue	€ 1,546	€ 4,935
Percentage of entity's revenue	2.00%	5.00%
GERMANY
Disclosure of geographical areas [line items]
Revenue	€ 19,147	€ 22,715
Percentage of entity's revenue	25.00%	25.00%
Other Countries [Member]
Disclosure of geographical areas [line items]
Revenue	€ 23,538	€ 39,360
Percentage of entity's revenue	31.00%	43.00%